Contingently Redeemable Preferred Units (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance beginning	$ 109,365,000	$ 105,548,000	$ 105,548,000	$ 74,776,000
Balance beginning, shares	80,707,000	68,716,000	68,716,000	50,970,000
Contributions				$ 24,854,000
Contributions, shares				14,367,000
Conversion of notes payable				$ 5,918,000
Conversion of notes payable, shares				3,379,000
Discount on convertible notes, beneficial conversion feature		$ 1,799,000	$ 1,786,000
Discount on convertible notes, beneficial conversion feature, shares
Contributions allocated to preferred units	$ 1,759,000	$ 1,289,000	$ 2,031,000
Contributions allocated to preferred units, shares	10,598,000	7,506,000	11,991,000
Issuance of preferred units	$ 7,500,000
Issuance of preferred units, shares	15,000,000
Balance ending	$ 118,624,000	$ 108,636,000	$ 109,365,000	$ 105,548,000
Balance ending, shares	106,305,000	76,222,000	80,707,000	68,716,000